PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

a.	Composition:

	December 31,
	2017	2016
Cost:

Installed products	9,771	9,323
Computers and electronic equipment	7,353	5,550
Office furniture and equipment	1,397	1,205
Motor vehicles	349	339
Network installation	4,211	3,839
Leasehold improvements	778	670

	23,859	20,926

Accumulated depreciation:

Installed products	7,061	5,912
Computers and electronic equipment	4,768	3,981
Office furniture and equipment	1,290	994
Motor vehicles	237	175
Network installation	4,193	3,826
Leasehold improvements	462	424

	18,011	15,312

Depreciated cost	5,848	5,614